Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reports the compensation of our Principal Executive Officer (PEO), and the average compensation of our other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by such rules.

Year	Summary Compensation Table Total Compensation for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total Compensation for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) (millions) ($)	Core EPS ($)
	Carl H. Lindner III	S. Craig Lindner	Carl H. Lindner III	S. Craig Lindner			Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)
2025	11,042,543	11,148,296	11,330,815	11,436,568	3,172,454	3,341,827	260.78	228.84	842	10.29
2024	11,570,059	11,545,807	12,918,695	12,894,443	3,038,664	3,609,210	247.28	209.20	887	10.75
2023	9,844,148	9,914,566	9,311,061	9,381,479	2,919,108	2,775,585	199.86	154.70	852	10.56
2022	12,670,399	12,637,868	13,456,927	13,424,396	2,854,120	3,133,065	216.22	139.69	898	11.63
2021	12,449,582	12,341,739	16,851,687	16,743,844	2,639,597	4,137,031	194.78	117.51	1,995	11.59

(1)
For 2021 through 2025, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2025			2024			2023			2022			2021
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,042.5	11,148.3	3,172.5	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(643.8)	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,682.0	1,682.0	721.9	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(8.6)	(8.6)	(4.3)	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(226.3)	(226.3)	(67.0)	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9
Dividends Paid during Covered Year on Unvested Stock Awards	341.2	341.2	162.5	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.8	1,580.8	541.6
Compensation Actually Paid	11,330.8	11,436.6	3,341.8	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.6	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0

(3)
For 2025, 2024 and 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson and Mark A. Weiss. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson. For 2021, the Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino.

(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

Company Selected Measure Name	Core Earnings per Share
Named Executive Officers, Footnote
(1)
For 2021 through 2025, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
For 2025, 2024 and 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson and Mark A. Weiss. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson. For 2021, the Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino.

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2025			2024			2023			2022			2021
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,042.5	11,148.3	3,172.5	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(643.8)	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,682.0	1,682.0	721.9	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(8.6)	(8.6)	(4.3)	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(226.3)	(226.3)	(67.0)	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9
Dividends Paid during Covered Year on Unvested Stock Awards	341.2	341.2	162.5	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.8	1,580.8	541.6
Compensation Actually Paid	11,330.8	11,436.6	3,341.8	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.6	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0

Non-PEO NEO Average Total Compensation Amount	$ 3,172,454	$ 3,038,664	$ 2,919,108	$ 2,854,120	$ 2,639,597
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,341,827	3,609,210	2,775,585	3,133,065	4,137,031
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below (dollars in thousands), in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement.

Covered Year	2025			2024			2023			2022			2021
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	11,042.5	11,148.3	3,172.5	11,570.1	11,545.8	3,038.7	9,844.1	9,914.6	2,919.1	12,670.4	12,637.9	2,854.1	12,449.6	12,341.7	2,639.6
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500.0)	(1,500.0)	(643.8)	(1,500.0)	(1,500.0)	(626.3)	(1,500.1)	(1,500.1)	(1,066.4)	(1,500.1)	(1,500.1)	(592.6)	(1,500.1)	(1,500.1)	(538.8)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,682.0	1,682.0	721.9	1,627.0	1,627.0	679.3	1,349.3	1,349.3	1,018.1	1,537.5	1,537.5	607.4	1,853.5	1,853.5	665.8
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(8.6)	(8.6)	(4.3)	650.3	650.3	292.5	(718.8)	(718.8)	(210.0)	(1.7)	(1.7)	(0.6)	2,126.9	2,126.9	718.0
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(226.3)	(226.3)	(67.0)	111.4	111.4	29.1	(89.5)	(89.5)	(22.8)	(25.9)	(25.9)	(8.2)	341.1	341.1	110.9
Dividends Paid during Covered Year on Unvested Stock Awards	341.2	341.2	162.5	460.0	460.0	195.9	425.9	425.9	137.4	776.7	776.7	273.0	1,580.8	1,580.8	541.6
Compensation Actually Paid	11,330.8	11,436.6	3,341.8	12,918.7	12,894.4	3,609.2	9,311.1	9,381.5	2,775.6	13,456.9	13,424.4	3,133.1	16,851.7	16,743.8	4,137.0

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Net Income (in thousands) for the years ended December 31, 2025, 2024, 2023, 2022 and 2021. Net income for 2021 includes the sale of the annuity business to Massachusetts Mutual Life Insurance Company for approximately $3.5 billion of after-tax proceeds.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Core Earnings Per Share.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Core EPS for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the “compensation actually paid” for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Tabular List, Table
The most important financial performance measures that link “compensation actually paid” to named executive officers in the applicable year to Company performance are listed below. For a description of these financial measures, see pages 45-52.

Most Important Performance Measures
Core Earnings per Share
Book Value per Share Growth vs. Industry Companies One Year and Three Year
Core Return on Equity One Year and Three Year

Total Shareholder Return Amount	$ 260.78	247.28	199.86	216.22	194.78
Peer Group Total Shareholder Return Amount	228.84	209.2	154.7	139.69	117.51
Net Income (Loss)	$ 842,000,000	$ 887,000,000	$ 852,000,000	$ 898,000,000	$ 1,995,000,000
Company Selected Measure Amount | $ / shares	10.29	10.75	10.56	11.63	11.59
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Book Value per Share Growth vs. Industry Companies One Year and Three Year
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on Equity One Year and Three Year
Carl H Lindner III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,042,543	$ 11,570,059	$ 9,844,148	$ 12,670,399	$ 12,449,582
PEO Actually Paid Compensation Amount	$ 11,330,815	$ 12,918,695	$ 9,311,061	$ 13,456,927	$ 16,851,687
PEO Name	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III
S. Craig Lindner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,148,296	$ 11,545,807	$ 9,914,566	$ 12,637,868	$ 12,341,739
PEO Actually Paid Compensation Amount	$ 11,436,568	$ 12,894,443	$ 9,381,479	$ 13,424,396	$ 16,743,844
PEO Name	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner
PEO | Carl H Lindner III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,000)	$ (1,500,000)	$ (1,500,100)	$ (1,500,100)	$ (1,500,100)
PEO | Carl H Lindner III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,000	1,627,000	1,349,300	1,537,500	1,853,500
PEO | Carl H Lindner III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,600)	650,300	(718,800)	(1,700)	2,126,900
PEO | Carl H Lindner III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,300)	111,400	(89,500)	(25,900)	341,100
PEO | Carl H Lindner III [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,200	460,000	425,900	776,700	1,580,800
PEO | S. Craig Lindner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)	(1,500,000)	(1,500,100)	(1,500,100)	(1,500,100)
PEO | S. Craig Lindner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,000	1,627,000	1,349,300	1,537,500	1,853,500
PEO | S. Craig Lindner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,600)	650,300	(718,800)	(1,700)	2,126,900
PEO | S. Craig Lindner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,300)	111,400	(89,500)	(25,900)	341,100
PEO | S. Craig Lindner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,200	460,000	425,900	776,700	1,580,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(643,800)	(626,300)	(1,066,400)	(592,600)	(538,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,900	679,300	1,018,100	607,400	665,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,300)	292,500	(210,000)	(600)	718,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,000)	29,100	(22,800)	(8,200)	110,900
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 162,500	$ 195,900	$ 137,400	$ 273,000	$ 541,600